Accounts Receivable and Others - Schedule of Accounts Receivable and Others (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable and Others [Abstract]
Trade accounts receivable	R$ 385,058	R$ 356,583
Recoverable taxes	15,648	19,385
Advances to suppliers	19,813	35,972
Other receivables	8,946	3,057
Total current	429,465	414,997
Trade accounts receivable	521,210	520,758
Recoverable taxes	76,089	60,310
Judicial deposits	6,544	7,399
Total noncurrent	R$ 603,843	R$ 588,467